Business Combinations (Tables)	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Summary of Identifiable Net Assets Acquired, Including Adjustments to Provisional Fair Values
The identifiable net assets acquired, including adjustments to provisional fair values, were as follows:

		Other
	Barrette	acquisitions	Total
	2022	2022	2022	2021	2020
	$m	$m	$m	$m	$m
ASSETS
Non-current assets
Property, plant and equipment	309	597	906	609	134
Intangible assets (i)	809	178	987	131	31
Equity accounted investments	-	28	28	-	-
Total non-current assets	1,118	803	1,921	740	165
Current assets
Inventories	247	128	375	157	23
Trade and other receivables (ii)	168	59	227	191	47
Cash and cash equivalents	8	14	22	7	-
Total current assets	423	201	624	355	70
LIABILITIES
Trade and other payables	(148)	(47)	(195)	(143)	(21)
Provisions for liabilities	(16)	(3)	(19)	(1)	-
Lease liabilities	(48)	(59)	(107)	(88)	(12)
Interest-bearing loans and borrowings	-	(8)	(8)	(3)	-
Current income tax liabilities	-	-	-	-	(1)
Deferred income tax liabilities	(192)	(55)	(247)	(37)	-
Total liabilities	(404)	(172)	(576)	(272)	(34)

Total identifiable net assets at fair value	1,137	832	1,969	823	201
Goodwill arising on acquisition (iii)	774	546	1,320	679	157
Total consideration	1,911	1,378	3,289	1,502	358
Consideration satisfied by:
Cash payments	1,911	1,364	3,275	1,501	351
Deferred consideration (stated at net present cost)	-	10	10	-	4
Contingent consideration	-	4	4	1	3
Total consideration	1,911	1,378	3,289	1,502	358
Net cash outflow arising on acquisition
Cash consideration	1,911	1,364	3,275	1,501	351
Less: cash and cash equivalents acquired	(8)	(14)	(22)	(7)	-
Total outflow in the Consolidated Statement of Cash Flows	1,903	1,350	3,253	1,494	351
Notes (i) to (iii) are set out overleaf.

Disclosure of acquired receivables	Trade and other receivables

	Gross contractual			Loss
	amounts due			allowance			Fair value
	2022	2021	2020	2022	2021	2020	2022	2021	2020
	$m	$m	$m	$m	$m	$m	$m	$m	$m
Barrette	169	-	-	1	-	-	168	-	-
Other acquisitions	60	192	47	1	1	-	59	191	47
Total	229	192	47	2	1	-	227	191	47

Acquisition related costs

Acquisition-related costs	2022	2021	2020
	$m	$m	$m
Barrette	27	-	-
Other acquisitions	12	13	6
Total	39	13	6
The above acquisition-related costs, which exclude post-acquisition integration costs, have been included in operating costs in the Consolidated Income Statement (note 4).

Summary of Number of Acquisitions Completed and Details of Goodwill and Consideration
The following table analyses the 29 acquisitions completed in 2022 (2021: 20 acquisitions; 2020: 17 acquisitions) by reportable segment and provides details of the goodwill and consideration figures arising in each of those segments:

	Number of acquisitions			Goodwill			Consideration
Reportable segments	2022	2021	2020	2022	2021	2020	2022	2021	2020
Continuing operations				$m	$m	$m	$m	$m	$m
Americas Materials	10	8	7	172	239	53	493	694	163
Building Products	10	7	6	1,205	417	90	2,652	734	182
Europe Materials	9	4	4	34	1	-	144	17	7
Total Group from continuing operations	29	19	17	1,411	657	143	3,289	1,445	352

Discontinued operations
Building Products - Building Envelope	-	1	-	-	17	-	-	56	-
				1,411	674	143	3,289	1,501	352

Adjustments to provisional fair values of prior year acquisitions				(91)	5	14	-	1	6
Total				1,320	679	157	3,289	1,502	358

Summary of Post Acquisition Impact
The post-acquisition impact of acquisitions completed during the year on the Group’s profit for the financial year was as follows:

		Other
	Barrette	acquisitions	Total
	2022	2022	2022	2021	2020
Continuing operations	$m	$m	$m	$m	$m
Revenue	347	414	761	524	103
(Loss)/profit before tax for the financial year	(33)	25	(8)	55	9

Summary of Revenue and Profit Determined as Though Acquisitions Effected During the Year had been at the Beginning of the Year
The revenue and profit of the Group for the financial year determined in accordance with IFRS as though the acquisitions effected during the year had been at the beginning of the year would have been as follows:

	2022 acquisitions	CRH Group excluding 2022 acquisitions	Consolidated Group including acquisitions
	$m	$m	$m
Revenue	1,730	31,962	33,692
Profit before tax for the financial year	51	3,477	3,528